Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Right-of-Use Assets
(2)	Right-of-use assets as of December 31, 2021 and 2022 are as follows:

		2021
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	814,795	(162,000)	652,795
Buildings		106,823	(43,939)	62,884
Structures		26,374	(5,226)	21,148
Machinery		1,308	(743)	565
Ships		4,217,735	(1,188,516)	3,029,219
Vehicles		30,375	(16,757)	13,618
Others(*)		2,650,728	(2,371,560)	279,168

	￦	7,848,138	(3,788,741)	4,059,397

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

		2022
		Acquisition cost	Accumulated depreciation	Book value

		In millions of won
Land	￦	886,076	(224,277)	661,799
Buildings		135,290	(60,434)	74,856
Structures		30,879	(6,914)	23,965
Machinery		1,737	(902)	835
Ships		4,151,460	(1,554,597)	2,596,863
Vehicles		35,712	(20,996)	14,716
Others(*)		751,570	(413,479)	338,091

	￦	5,992,724	(2,281,599)	3,711,125

(*)	Including a power purchase agreement (“PPA”) with CGN Yulchon Generation Co., Ltd.

Summary of Changes in Right-of-Use Assets
(3)	Changes in right-of-use assets for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	706,579	7,312	(57,231)	—	(3,865)	652,795
Buildings		47,222	22,336	(25,780)	(1,469)	20,575	62,884
Structures		20,486	2,198	(1,536)	—	—	21,148
Machinery		695	—	(130)	—	—	565
Ships		3,437,363	9,694	(411,291)	—	(6,547)	3,029,219
Vehicles		13,525	9,583	(8,162)	(7)	(1,321)	13,618
Others		316,296	27,090	(54,435)	(10,311)	528	279,168

	￦	4,542,166	78,213	(558,565)	(11,787)	9,370	4,059,397

		2022
		Beginning balance	Increase	Depreciation	Decrease	Others	Ending balance

		In millions of won
Land	￦	652,795	63,654	(41,260)	—	(13,390)	661,799
Buildings		62,884	42,399	(30,243)	(1,042)	858	74,856
Structures		21,148	4,256	(1,758)	—	319	23,965
Machinery		565	429	(159)	—	—	835
Ships		3,029,219	—	(393,677)	—	(38,679)	2,596,863
Vehicles		13,618	13,475	(8,673)	(962)	(2,742)	14,716
Others		279,168	72,803	(33,298)	(834)	20,252	338,091

	￦	4,059,397	197,016	(509,068)	(2,838)	(33,382)	3,711,125

Summary of Lease liabilities
(4)	Lease liabilities as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Less than 1 year	￦	620,121	639,756
1 ~ 5 years		2,158,145	2,047,584
More than 5 years		2,150,722	1,925,012

		4,928,988	4,612,352
Less : Discount		(518,485)	(449,209)

Present value of lease payment	￦	4,410,503	4,163,143

Summary of Liquidity Classification of Lease Liabilities
(5)	The details of the liquidity classification of lease liabilities as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Current lease liabilities	￦	583,558	614,037
Non-current lease liabilities		3,826,945	3,549,106

	￦	4,410,503	4,163,143

Summary of Changes in lease liabilities
(6)	Changes in lease liabilities for the years ended December 31, 2021 and 2022 are as follows:

		2021
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance

		In millions of won
Lease liabilities	￦	4,621,096	73,090	(665,687)	93,651	288,353	4,410,503

		2022
		Beginning balance	Increase	Decrease	Interest expenses	Others(*)	Ending balance

		In millions of won
Lease liabilities	￦	4,410,503	109,019	(654,236)	91,590	206,267	4,163,143

(*)	Including translation effect of foreign currency lease liabilities and others.

Summary of Details of Expense Relating to Lease Contracts As Lessee
(7)	Details of expense relating to lease contracts as lessee for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Depreciation of right-of-use assets	￦	558,565	509,068
Interest expenses of lease liabilities		93,651	91,590
Leases expenses for short-term leases		199,490	235,473
Leases expenses for leases of low-value assets		2,349	3,147
Variable lease payments		54,675	112,158

	￦	908,730	951,436

Summary of Profit and Loss Related To Finance Lease
(2)	Profit and loss related to finance lease for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Finance income on the net investment in the lease	￦	111,569	122,355

Summary of Maturity Analysis of Finance Lease Payments Receivable
(3)	Maturity analysis of the lease payments receivable and reconciliation of the undiscounted lease payments to the net investment in the lease as of December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Less than 1 year	￦	172,528	181,930
1 ~ 2 years		163,937	169,693
2 ~ 3 years		158,933	166,787
3 ~ 4 years		156,450	166,196
4 ~ 5 years		155,068	166,965
More than 5 years		1,588,403	1,527,093

		2,395,319	2,378,664
Less : Unearned finance income		(1,194,627)	(1,139,274)

Net investment in the lease(*)	￦	1,200,692	1,239,390

(*)	Including the present value of unguaranteed residual value amounting to ￦19,574 million and ￦22,910 million, as of December 31, 2021 and 2022, respectively.

Summary of Changes in Allowance For Doubtful Accounts of Finance Lease Receivables
(4)	Changes in the allowance for doubtful accounts of finance lease receivables for the years ended December 31, 2021 and 2022 are as follows:

		2021	2022

		In millions of won
Beginning balance	￦	990	768
Bad debt expense		—	3,737
Reversal of allowance for doubtful accounts		(222)	—

Ending balance	￦	768	4,505